Appendix 2 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Appendix 2 Details of Assets and Liabilities in Foreign Currency

APPENDIX No. 2 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of these consolidated financial statements.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2021
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	—	1,588	348,413	162	150,799	129,607	8,025	757,659	—	1,396,253
Other current financial assets	—	121	1,532	—	76,750	61	143,685	89,881	—	312,030
Other current non-financial assets	—	4,481	89,825	—	13,731	37,715	27,748	654,913	347	828,760
Trade and other current receivables	—	1,521	71,132	—	328,825	175,163	312,025	2,822,475	—	3,711,141
Current accounts receivable from related parties	—	3,692	64,787	3,693	503	273	27	784	—	73,759
Inventories	—	—	8,131	—	76,415	55,296	55,911	342,523	—	538,276
Current tax assets	—	9,483	1,765	—	2,628	50,899	8,246	128,719	—	201,740
Current assets other than assets or groups of assets for disposal classified as held for sale	—	—	—	—	520	—	—	—	—	520
Total Current Assets	—	20,886	585,585	3,855	650,171	449,014	555,667	4,796,954	347	7,062,479

Non-Current Assets
Other non-current financial assets	—	—	195,661	—	6,717	12	26,193	3,244,593	—	3,473,176
Other non-current non-financial assets	—	5,157	33,645	—	27,954	36,068	830	3,041,767	—	3,145,421
Trade and other non-current receivables	—	43	211,205	—	20,201	—	23,097	470,305	—	724,851
Non-current accounts receivable from related parties	—	—	—	—	—	—	26	—	—	26
Investments accounted for using the equity method	—	—	—	—	—	—	2,369	—	—	2,369
Intangible assets other than goodwill	—	—	105,554	—	165,571	75,592	86,948	4,322,605	—	4,756,270
Goodwill	—	—	28,215	—	66,068	263,426	2,015	1,110,501	—	1,470,225
Property, plant and equipment	—	—	1,187,248	—	3,962,716	2,033,436	2,143,756	3,670,372	—	12,997,528
Investment property	—	—	—	—	—	—	—	6,272	—	6,272
Right-of-use asset	—	—	11,109	—	60,872	138,163	49	117,760	—	327,953
Deferred tax assets	—	726	196,941	—	4,322	29,124	15,928	745,291	36	992,368
Total Non-Current Assets	—	5,926	1,969,578	—	4,314,421	2,575,821	2,301,211	16,729,466	36	27,896,459

Total Assets	—	26,812	2,555,163	3,855	4,964,592	3,024,835	2,856,878	21,526,420	383	34,958,938

	12-31-2020
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	—	637	170,335	47	381,754	147,458	65,480	741,282	—	1,506,993
Other current financial assets	—	116	95	—	4,047	—	65,287	160,734	—	230,279
Other current non-financial assets	—	16,730	2,177	36	27,088	62,864	40,572	411,220	99	560,786
Trade and other current receivables	—	1,587	22,201	81	330,871	165,342	306,606	2,408,247	—	3,234,935
Current accounts receivable from related parties	—	3,271	547	3,566	716	2,480	29	36,341	—	46,950
Inventories	—	—	1,035	987	102,781	53,015	40,892	272,723	—	471,433
Current tax assets	—	9,546	11,457	—	31	10,069	2,628	94,149	—	127,880
Total Current Assets	—	31,887	207,847	4,717	847,288	441,228	521,494	4,124,696	99	6,179,256

Non-Current Assets
Other non-current financial assets	—	—	—	—	153	55	25,461	2,765,194	—	2,790,863
Other non-current non-financial assets	—	2,980	—	—	33,029	23,092	898	2,272,857	—	2,332,856
Trade and other non-current receivables	—	77	244,126	—	33,565	—	24,410	276,346	—	578,524
Non-current accounts receivable from related parties	—	—	—	—	—	—	32	—	—	32
Investments accounted for using the equity method	—	—	—	—	—	—	2,273	—	—	2,273
Intangible assets other than goodwill	—	—	—	—	135,881	70,955	61,160	4,256,830	—	4,524,826
Goodwill	—	—	—	—	18,264	184,037	24,603	718,608	—	945,512
Property, plant and equipment	—	—	176	—	4,158,620	2,128,830	1,762,799	304,247	—	8,354,672
Investment property	—	—	—	—	—	—	—	7,942	—	7,942
Right-of-use asset	24	—	—	—	19,639	159,534	124	43,099	—	222,420
Deferred tax assets	—	—	192,057	—	11,277	253	28,746	762,049	—	994,382
Total Non-Current Assets	24	3,057	436,359	—	4,410,428	2,566,756	1,930,506	11,407,172	—	20,754,302

Total Assets	24	34,944	644,206	4,717	5,257,716	3,007,984	2,452,000	15,531,868	99	26,933,558

	12-31-2021
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	3,305	—	191,159	7,414	371,171	277,357	8	382,294	126	1,232,834
Current lease liability	—	—	11,038	—	9,246	16,996	14	23,393	—	60,687
Trade and other current payables	6	24,991	187,299	8,172	422,272	240,035	857,048	3,172,285	22	4,912,130
Current accounts payable to related parties	—	189,421	46,878	518,069	2,148	2,001	207	196,983	—	955,707
Other current provisions	—	54	2	—	30,974	7,666	49,900	76,248	—	164,844
Current tax liabilities	—	—	14,558	—	87,275	53,643	13,881	13,703	—	183,060
Other current non-financial liabilities	—	916	17,340	—	31,874	24,132	26,096	185,408	506	286,272
Total Current Liabilities	3,311	215,382	468,274	533,655	954,960	621,830	947,154	4,050,314	654	7,795,534

Non-Current Liabilities
Other non-current financial liabilities	—	—	1,748,465	87,003	1,213,912	379,487	—	1,488,716	—	4,917,583
Non-current lease liability	—	—	31,200	—	53,588	3,135	24	99,944	—	187,891
Trade and other non-current payables	—	—	—	—	874	591	53,914	2,633,688	—	2,689,067
Non-current accounts payable from related parties	—	—	96,643	—	7,804	—	—	958,051	—	1,062,498
Other long-term provisions	—	—	11,756	—	74,773	47,505	19,116	685,669	—	838,819
Deferred tax liabilities	—	2,057	44,008	—	223,420	110,465	459,883	39,567	—	879,400
Non-current provisions for employee benefits	—	2,422	1,723	—	87,419	3,031	17,231	1,311,655	—	1,423,481
Other non-current non-financial liabilities	—	-	26,305	—	15,679	3,199	39,149	50,240	—	134,572
Total Non-Current Liabilities	—	4,479	1,960,100	87,003	1,677,469	547,413	589,317	7,267,530	—	12,133,311

Total Liabilities	3,311	219,861	2,428,374	620,658	2,632,429	1,169,243	1,536,471	11,317,844	654	19,928,845

	12-31-2020
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	7,103	—	789,559	—	453,666	201,641	36	373,125	—	1,825,130
Current lease liability	19	—	20,470	17	4,792	10,434	78	15,685	—	51,495
Trade and other current payables	—	46,970	206,653	12,519	471,331	194,903	517,715	2,643,452	33	4,093,576
Current accounts payable to related parties	—	167,003	152,956	236,546	2,652	1,643	177	36,145	—	597,122
Other current provisions	—	—	44,308	—	40,176	12,931	45,167	77,843	—	220,425
Current tax liabilities	—	—	—	—	110,724	33,777	44,383	33,986	—	222,870
Other current non-financial liabilities	—	369	11,908	—	31,914	28,193	21,876	172,249	95	266,604
Total Current Liabilities	7,122	214,342	1,225,854	249,082	1,115,255	483,522	629,432	3,352,485	128	7,277,222

Non-Current Liabilities
Other non-current financial liabilities	3,611	—	806,446	—	1,251,190	404,359	-	1,372,100	—	3,837,706
Non-current lease liability	—	—	25,668	386	15,639	13,816	45	35,516	—	91,070
Trade and other non-current payables	—	—	10,990	-	1,136	729	86,559	1,962,061	—	2,061,475
Non-current accounts payable from related parties	—	—	—	144,391	—	—	—	—	—	144,391
Other long-term provisions	—	—	—	—	78,504	20,879	19,760	714,757	—	833,900
Deferred tax liabilities	—	2,521	—	—	208,618	74,847	286,936	40,031	—	612,953
Non-current provisions for employee benefits	—	2,960	1,906	—	124,248	4,299	13,920	1,476,884	—	1,624,217
Other non-current non-financial liabilities	—	-	31,600	—	19,707	5,132	30,294	30,228	—	116,961
Total Non-Current Liabilities	3,611	5,481	876,610	144,777	1,699,042	524,061	437,514	5,631,577	—	9,322,673

Total Liabilities	10,733	219,823	2,102,464	393,859	2,814,297	1,007,583	1,066,946	8,984,062	128	16,599,895